Derivative Liabilities	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 6:	DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Binomial pricing model to calculate the fair value as of September 30, 2019. The Binomial model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Binomial valuation model.

For the period ended September 30, 2019 and the year ended December 31, 2018, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Nine Months Ended	Year Ended
	September 30,	December 31,
	2019	2018
Expected term	0.29 - 5.00 years	0.54 - 5.00 years
Expected average volatility	160%- 223%	164%- 355%
Expected dividend yield	-	-
Risk-free interest rate	1.55% - 2.50%	2.51% - 2.86%

The following table summarizes the changes in the derivative liabilities during the period ended September 30, 2019:

Fair Value Measurements Using Significant Observable Inputs (Level 3)
Derivative liability as of December 31, 2018	$12,447,109
Additions of new derivatives recognized as day 1 loss	1,514,682
Settled upon conversion of debt (Derivative resolution)	(3,130,000)
Reclassification from APIC to derivative liabilities due to tainted instruments	167,544
Reclassification to APIC to derivative liabilities due to non-tainted instruments	(250,878)
Loss on change in fair value of derivative liabilities	(8,781,385)
Derivative liability as of September 30, 2019	$2,513,072

The aggregate gain (loss) on derivatives during the nine-month periods ended September 30, 2019 and 2018 was $7,266,703 and ($3,168,020), respectively.